TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Reconciliation of Unrecognized Tax Benefits
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2022	2021

Beginning balance	$5,312	$7,125
Decrease related to settlement with tax authorities	-	(4,258)
Decrease related to expired tax years	(723)	-
Additions for prior year tax positions	162	2,115
Decrease for prior year tax positions	(244)	(1,428)
Additions for current year tax positions	2,927	1,758

Ending balance	$7,434	$5,312

*) As of December 31, 2022 and 2021, unrecognized tax benefit of $1,906 and nil was presented net from deferred tax asset.

Schedule of Taxes on Income
c.	Taxes on income are comprised as follows:

	Year ended December 31,
	2022	2021	2020

Current taxes	$6,865	$18,287	$3,995
Deferred taxes	(1,986)	(3,466)	333

	$4,879	$14,821	$4,328

Domestic	$2,820	$10,741	$2,648
Foreign	2,059	4,080	1,680

	$4,879	$14,821	$4,328

	Year ended December 31,
	2022	2021	2020
Domestic taxes:

Current taxes	$2,967	$12,890	$3,166
Deferred taxes	(147)	(2,149)	(518)

	2,820	10,741	2,648
Foreign taxes:

Current taxes	3,898	5,397	829
Deferred taxes	(1,839)	(1,317)	851

	2,059	4,080	1,680

	$4,879	$14,821	$4,328

Schedule of Significant Components of Deferred Tax Liabilities and Assets

	December 31,
	2022	2021

Carryforward losses and tax credit	$8,456	$9,336
Deferred revenues	6,897	5,377
Unrealized loss on marketable securities	1,281	136
ROU assets	2,289	2,372
Temporary differences	9,327	6,583

Deferred tax assets before valuation allowance	28,250	23,804
Valuation allowance	(5,162)	(2,760)

Net deferred tax assets	23,088	21,044

Intangible assets, including goodwill	(4,529)	(4,543)
Operating lease liabilities	(2,289)	(2,372)
Depreciable assets	(1,299)	(1,699)

Deferred tax liability	(8,117)	(8,614)

Net deferred tax assets	$14,971	$12,430

*) As of December 31, 2022, and 2021, unrecognized tax benefit of $1,906 and nil was presented net from deferred tax asset.

Schedule of Reconciliation Between Theoretical and Actual Tax Expense

	Year ended December 31,
	2022	2021	2020

Income (loss) before taxes, as reported in the consolidated statements of income (loss)	$4,713	$22,632	$13,964

Statutory tax rate	23%	23%	23%
Theoretical tax expense (benefit) on the above amount at the Israeli statutory tax rate	$1,084	$5,205	$3,212
Tax adjustment in respect of different tax rate of foreign subsidiary	48	33	(185)
Non-deductible expenses and other permanent differences	197	305	83
Deferred taxes on losses for which valuation allowance was provided, net	2,402	896	959
Utilization of tax losses and deferred taxes for which valuation allowance was provided, net	-	(128)	(152)
Foreign withholding taxes	3,138	2,656	1,489
Share compensation relating to share options per ASC No. 718	1,517	(2,369)	1,258
Income taxes in respect of prior years	(1,388)	687	292
Change of tax rate	(505)	462	(599)
Approved, Privileged and Preferred enterprise loss (benefits) (*)	(1,457)	6,869	(1,844)
Other	(157)	205	(185)

Actual tax expense	$4,879	$14,821	$4,328
(*) Basic earnings per share amounts of the benefit resulting from the "Approved, Privileged and Preferred Enterprise" status	$0.03	$0.15	$0.04

Diluted earnings per share amounts of the benefit resulting from the "Approved, Privileged and Preferred Enterprise" status	$0.03	$0.14	$0.04

Schedule of Income Before Income Taxes
	Year ended December 31,
	2022	2021	2020

Domestic	$(1,105)	$17,817	$7,751
Foreign	5,818	4,815	6,213

Income before taxes on income	$4,713	$22,632	$13,964